INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue [abstract]
Investment income	$ 48	$ 49	$ 428	$ 74
Fee revenue	62	59	136	119
Dividend income	25	48	33	59
Interest income and other	23	9	47	19
Other	0	15	0	15
Investment and other revenue	$ 158	$ 180	$ 644	$ 286